Segment information	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment information
28.
Segment information

Segment information is presented before elimination of inter-segment transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The CODM regularly reviews adjusted earnings before interest, taxes and amortization (“Adjusted EBITA”) for each segment which is considered as a segment operating performance measure. The CODM uses revenue and Adjusted EBITA to assess performance for each segment and allocate resources for each segment in the annual budget and forecasting process.

28.
Segment information (Continued)

The following table presents the information by segment for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group
Revenue	413,206	434,893	449,827
Costs and expenses (i)	(224,066)	(240,066)	(253,595)
Adjusted EBITA (ii)	189,140	194,827	196,232

Alibaba International Digital Commerce Group
Revenue	70,506	102,598	132,300
Costs and expenses (i)	(75,450)	(110,633)	(147,437)
Adjusted EBITA (ii)	(4,944)	(8,035)	(15,137)

Cloud Intelligence Group
Revenue	103,497	106,374	118,028
Costs and expenses (i)	(99,396)	(100,253)	(107,472)
Adjusted EBITA (ii)	4,101	6,121	10,556

Cainiao Smart Logistics Network Limited
Revenue	77,512	99,020	101,272
Costs and expenses (i)	(77,903)	(97,618)	(100,970)
Adjusted EBITA (ii)	(391)	1,402	302

Local Services Group
Revenue	50,249	59,802	67,076
Costs and expenses (i)	(63,397)	(69,614)	(70,765)
Adjusted EBITA (ii)	(13,148)	(9,812)	(3,689)

Hujing Digital Media and Entertainment Group
Revenue	18,444	21,145	22,267
Costs and expenses (i)	(21,233)	(22,684)	(22,821)
Adjusted EBITA (ii)	(2,789)	(1,539)	(554)

All others
Revenue	197,115	192,331	206,269
Costs and expenses (i)	(206,503)	(201,491)	(214,805)
Adjusted EBITA (ii)	(9,388)	(9,160)	(8,536)

28.
Segment information (Continued)

The following table presents the reconciliation from the total segments Adjusted EBITA to the consolidated net income for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Total segments Adjusted EBITA	162,581	173,804	179,174
Unallocated (iii)	(12,143)	(6,190)	(4,337)
Inter-segment elimination	(2,527)	(2,586)	(1,772)
Non-cash share-based compensation expense	(30,831)	(18,546)	(13,970)
Amortization and impairment of intangible assets	(13,504)	(21,592)	(6,336)
Impairment of goodwill, and others	(3,225)	(11,540)	(11,854)
Consolidated income from operations	100,351	113,350	140,905
Interest and investment income, net	(11,071)	(9,964)	20,759
Interest expense	(5,918)	(7,947)	(9,596)
Other income, net	5,823	6,157	3,387
Income tax expenses	(15,549)	(22,529)	(35,445)
Share of results of equity method investees	(8,063)	(7,735)	5,966
Consolidated net income	65,573	71,332	125,976

The following table presents the depreciation and impairment of property and equipment, and operating lease cost relating to land use rights by segment for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group	345	464	102
Alibaba International Digital Commerce Group	712	961	1,137
Cloud Intelligence Group	16,589	14,335	15,911
Cainiao Smart Logistics Network Limited	909	1,254	1,465
Local Services Group	106	113	99
Hujing Digital Media and Entertainment Group	55	45	92
All others	7,104	7,278	6,215
Total segments depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	25,820	24,450	25,021

(i)
Segment costs and expenses primarily comprise components that are included in cost of revenue, product development expenses, sales and marketing expenses, as well as general and administrative expenses.
(ii)
Adjusted EBITA represents net income before interest and investment income, net, interest expense, other income, net, income tax expenses, share of results of equity method investees, certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets, impairment of goodwill, and others, which the Company does not believe are reflective of the Company's core operating performance during the periods presented.
(iii)
Unallocated primarily relates to certain costs incurred by corporate functions and other miscellaneous items that are not allocated to individual segments.

Details of the Company's revenue by segment are set out in Note 5. As substantially all of the Company’s long-lived assets are located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.
Starting from the quarter ending June 30, 2025, Taobao and Tmall Group, Ele.me and Fliggy will be integrated into China e-commerce business group, to transform various e-commerce platforms into a comprehensive consumption platform. At the same time, Cainiao, Amap and Hujing Digital Media and Entertainment Group will be reclassified to All others.